Investment Securities (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Investment Securities
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at March 31, 2025 and 2024.

	At March 31,
	2025	2024

	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥109,550	¥78,561
Japanese municipal bonds	151,882	142,557
Japanese corporate bonds	12,982	12,977

Total domestic	274,414	234,095

Foreign:
Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds	66,896	77,578
Mortgage-backed securities	13,876	2,703
Other debt instruments	11,811	2,016

Total foreign	92,583	82,297

Total debt instruments at amortized cost	¥366,997	¥316,392

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥11,180,546	¥7,547,377
Japanese municipal bonds	822,575	1,053,332
Japanese corporate bonds	645,602	794,920
Other debt instruments	521	316

Total domestic	12,649,244	9,395,945

Foreign:
U.S. Treasury and other U.S. government agency bonds	5,539,051	6,062,125
Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agency bonds	4,531,619	4,144,335
Mortgage-backed securities	4,238,051	3,545,565
Other debt instruments	1,050,315	868,214

Total foreign	15,359,036	14,620,239

Total debt instruments at fair value through other comprehensive income	¥28,008,280	¥24,016,184

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,362,996	¥4,398,910
Foreign equity instruments	1,807,860	1,418,351

Total equity instruments at fair value through other comprehensive income	¥5,170,856	¥5,817,261

Total investment securities	¥33,546,133	¥30,149,837

Schedule of Equity Instruments at Fair Value through Other Comprehensive Income	Equity instruments at fair value through other comprehensive income at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Listed	¥3,745,559	¥4,585,440
Unlisted	1,425,297	1,231,821

Total equity instruments at fair value through other comprehensive income	¥5,170,856	¥5,817,261

Schedule of Investments in Listed Equity Instruments at Fair Value through Other Comprehensive Income
The investments in the listed equity instruments at fair value through other comprehensive income at March 31, 2025 and 2024 mainly consisted of the following:

	At March 31,
	2025	2024
	(In millions)
TOYOTA MOTOR CORPORATION	¥381,946	¥738,198
Ares Management Corporation	369,498	339,181
Jefferies Financial Group Inc.	294,857	140,147
Kotak Mahindra Bank Limited	124,627	106,002
DAIKIN INDUSTRIES, LTD.	121,050	164,800
SBI Holdings, Inc.	107,541	106,677
ITOCHU Corporation	69,010	64,660
Sumitomo Realty & Development Co., Ltd.	65,841	68,242
Seven & i Holdings Co., Ltd.	63,809	65,078
DAIWA HOUSE INDUSTRY CO., LTD.	59,690	58,383
MITSUI & CO., LTD.	53,891	91,195
KUBOTA CORPORATION	53,040	85,838
Sanwa Holdings Corporation	51,752	29,592
East Japan Railway Company	48,495	53,947
ESR Group Limited	48,230	33,170
NIPPON STEEL CORPORATION	41,818	48,008
Fujikura Ltd.	37,802	19,270
Japan Exchange Group, Inc.	36,066	49,317
Mitsui O.S.K. Lines, Ltd.	34,241	41,490
Mitsui Fudosan Co., Ltd.	32,083	51,949
TOYOTA TSUSHO CORPORATION	31,783	43,622
SG HOLDINGS CO., LTD.	31,042	39,487
NIDEC CORPORATION	30,228	37,178
Central Japan Railway Company	29,967	46,914
Makita Corporation	28,567	24,768
West Japan Railway Company	26,132	28,108
TORAY INDUSTRIES, INC.	24,406	17,779
DAIFUKU CO., LTD.	22,293	27,421
MINEBEA MITSUMI Inc.	22,221	30,170
Shionogi & Co., Ltd.	21,678	24,934
Stanley Electric Co., Ltd.	20,810	20,880
KAJIMA CORPORATION	20,067	24,331
GMO Payment Gateway, Inc.	19,823	24,115

	At March 31,
	2025	2024
	(In millions)
CME Group Inc.	18,718	15,373
Murata Manufacturing Co., Ltd.	18,525	57,835
ASAHI KASEI CORPORATION	18,223	23,802
BANDAI NAMCO Holdings Inc.	16,823	9,508
DAIICHI SANKYO COMPANY, LIMITED	16,492	43,936
TOYO SUISAN KAISHA, LTD.	15,488	16,687
Sekisui House, Ltd.	15,330	16,134
TBS HOLDINGS, INC.	15,203	20,722
BROTHER INDUSTRIES, LTD.	14,544	15,232
The Kansai Electric Power Company, Incorporated	13,808	17,095
TOHO GAS CO., LTD.	13,666	11,446
Maruichi Steel Tube Ltd.	12,980	15,687
Marubeni Corporation	12,523	13,836
FUJIFILM Holdings Corporation	12,036	27,403
Kawasaki Heavy Industries, Ltd.	11,975	6,837
YAOKO CO., LTD.	11,877	11,820
KANEKA CORPORATION	11,773	11,792
Tokyo Electric Power Company Holdings, Incorporated	11,579	33,916
Chubu Electric Power Company, Incorporated	10,914	22,292
Idemitsu Kosan Co., Ltd.	10,830	16,076
SHIMANO INC.	10,828	17,320
KOITO MANUFACTURING CO., LTD.	10,001	20,696
Mazda Motor Corporation	6,057	17,891
Sanrio Company, Ltd.	4,905	37,263
ASICS Corporation	4,685	49,741
BRIDGESTONE CORPORATION	—	29,952
Others	1,001,472	1,260,297

Total listed equity instruments at fair value through other comprehensive income	¥3,745,559	¥4,585,440

Schedule of Fair Value of Equity Instruments Measured at Fair Value through Other Comprehensive Income at Date of Derecoginititon And Cumulative Gain on Disposal	The fair value of the equity instruments measured at fair value through other comprehensive income at the date of derecognition and the cumulative gain on disposal for the fiscal years ended March 31, 2025 and 2024 were as follows:

	For the fiscal year ended March 31,
	2025	2024

	(In millions)
Fair value of the equity instruments at fair value through other comprehensive income at the date of derecognition	¥667,657	¥421,644
Cumulative gain on disposal	490,955	276,166